Commitments and contingencies - Contingencies (Details)					6 Months Ended		12 Months Ended
	Jun. 11, 2020 CNY (¥)	Jun. 11, 2020 USD ($)	May 07, 2018 CNY (¥)	May 07, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Oct. 20, 2020 CNY (¥)	Oct. 20, 2020 USD ($)	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Nov. 13, 2018 CNY (¥)	Nov. 13, 2018 USD ($)
Loss Contingencies [Line Items]
Short-term Non-bank Loans and Notes Payable						$ 5,883,582		$ 5,013,117					$ 2,449,048
Amount of loan due						8,387,199		7,562,123					6,206,256
Chongqing Zhouyang Shipping Co., Ltd
Loss Contingencies [Line Items]
Short-term Non-bank Loans and Notes Payable														¥ 33,000,000	$ 4,600,000
Amount of loan due								$ 0					72,814
Annual interest rate								18.00%
Chongqing Haobangshou Ecommerce Co., Ltd.
Loss Contingencies [Line Items]
Amount of loan due						$ 1,531,265		$ 1,415,328	¥ 10,000,000	$ 1,531,265			$ 0
Outstanding payments for goods purchased											¥ 3,150,000	$ 482,348
Total balance to be repaid									¥ 13,150,000	$ 2,013,613
Annual interest rate						6.00%		6.00%	12.00%	12.00%
Chongqing Haobangshou Ecommerce Co., Ltd. | Subsequent events
Loss Contingencies [Line Items]
Amount of loan due									¥ 10,000,000	$ 1,415,328
Outstanding payments for goods purchased									3,150,000	445,828
Total balance to be repaid									¥ 13,150,000	$ 1,861,156
Annual interest rate									12.00%	12.00%
Guarantees
Loss Contingencies [Line Items]
Loss Contingency, Non Accrual Amount						$ 257,936		$ 248,302
Leases
Loss Contingencies [Line Items]
Loss Contingency Accrual						62,964		45,867
Breach of a supermarket equipment purchase agreement
Loss Contingencies [Line Items]
Remaining balance			¥ 1,700,000	$ 200,000
Loss contingency, damages awarded	¥ 20,000	$ 3,000
Interest rate	1.50%	1.50%
Attorney fee	¥ 20,000	$ 3,000
Property guarantee fee					¥ 5,000	800	¥ 5,000	700
Court fee					¥ 21,045	$ 3,000	¥ 21,045	$ 3,000